Collaboration and License Agreements - Biogen M.A., Inc. (FY) (Details)	Sep. 08, 2023	Sep. 16, 2019
Biogen M.A., Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Written notice for agreement termination	30 days	30 days